AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.4%
Corporate Bonds — 43.6%
Brazil — 3.5%
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(a)(rr)	630	$608,171
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25	944	1,032,625
6.850%	06/05/2115(a)	1,885	2,012,116
7.375%	01/17/27	1,090	1,291,380
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	379	493,121
			5,437,413
Chile — 1.7%
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	500	611,855
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28	1,240	1,464,151
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
4.250%	05/07/29	200	227,267
4.250%	01/22/50	300	328,506
			2,631,779
China — 6.0%
China Overseas Finance Cayman V Ltd.,
Gtd. Notes, Series A
3.950%	11/15/22	640	673,034
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27	2,160	2,332,153
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
4.750%	09/28/23	600	613,282
CRCC Yuxiang Ltd.,
Gtd. Notes
3.500%	05/16/23	300	315,495
Prosus NV,
Gtd. Notes, 144A
4.850%	07/06/27	560	637,672
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	660	674,594
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26(a)	575	616,694
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	720	863,519
Gtd. Notes, 144A
3.625%	04/12/27	860	952,018
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A
2.150%	09/22/30	400	401,046
3.150%	06/02/26	830	902,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
China (cont’d.)
3.700%	06/10/25	200	$220,248
			9,202,343
Colombia — 3.9%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	490	507,854
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25	560	560,343
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45(a)	870	952,516
6.875%	04/29/30(a)	710	849,069
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30(a)	500	558,710
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	600	622,154
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	200	214,483
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,200	1,246,009
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28(a)	520	589,105
			6,100,243
Hong Kong — 0.6%
Radiant Access Ltd.,
Gtd. Notes
4.600%	—(rr)	870	871,058
India — 0.3%
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	500	527,434
Indonesia — 4.7%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30(a)	1,150	1,246,859
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	1,910	2,464,030
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	1,490	1,831,252
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	257,411
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	690	762,625
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	430	493,024
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Indonesia (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	200	$216,947
			7,272,148
Israel — 0.4%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	560	563,694
Kazakhstan — 1.9%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	480	570,776
6.375%	10/24/48	1,120	1,430,617
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	350	416,191
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	530	571,832
			2,989,416
Kuwait — 0.8%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	1,140	1,196,632
Malaysia — 1.2%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	1,380	1,894,492
Mexico — 5.9%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	—(rr)	1,320	1,311,835
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	520	556,049
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	430	477,709
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	400	385,236
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	2,320	2,283,823
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	1,250	1,454,046
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44	938	679,917
6.500%	06/02/41	680	524,883
6.625%	06/15/35	1,320	1,080,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mexico (cont’d.)
Gtd. Notes, 144A
7.690%	01/23/50	390	$323,125
			9,077,615
Morocco — 0.8%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,110	1,173,736
Panama — 2.1%
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	2,290	2,250,412
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	450	469,252
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	433	497,683
			3,217,347
Peru — 1.7%
Banco de Credito del Peru,
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)	330	330,651
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29	800	852,150
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	400	417,908
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	600	648,691
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	280	410,431
			2,659,831
Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24	352	440,905
Qatar — 0.5%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22	700	716,703
Russia — 1.6%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	2,220	2,491,011
Singapore — 0.4%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29	560	597,530

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
South Africa — 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,350	$1,359,885
Supranational Bank — 0.5%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	11,384,100	775,256
Tunisia — 0.3%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
5.750%	01/30/25		510	458,975
Turkey — 1.5%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,110	1,105,924
5.125%	05/03/22		380	369,806
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)		870	888,847
				2,364,577
United Arab Emirates — 2.1%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)		960	1,176,000
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24		740	743,580
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		200	228,023
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49		790	798,818
MDGH - GMTN BV,
Gtd. Notes, GMTN
3.950%	05/21/50		290	339,298
				3,285,719

Total Corporate Bonds (cost $66,276,064)				67,305,742
Sovereign Bonds — 50.8%
Angola — 0.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		430	343,220
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28		400	319,274
				662,494
Argentina — 2.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		271	112,504
0.125%(cc)	07/09/35		806	302,477
0.125%(cc)	01/09/38		2,870	1,234,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Argentina (cont’d.)
1.000%	07/09/29		56	$25,648
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		600	429,681
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		890	346,187
Provincia de Cordoba,
Sr. Unsec’d. Notes
7.450%	09/01/24		200	111,651
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		830	506,449
7.450%	09/01/24		250	139,563
				3,208,448
Armenia — 0.2%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		320	310,037
Bahrain — 1.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31		760	743,161
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		1,080	1,151,178
				1,894,339
Brazil — 0.4%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/25	BRL	2,920	589,262
10.000%	01/01/27	BRL	133	26,949
				616,211
China — 0.7%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		910	1,022,694
Colombia — 0.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45		915	1,071,247
Costa Rica — 0.5%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
6.125%	02/19/31		400	377,576
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25		500	467,515
				845,091
Dominican Republic — 2.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
4.500%	01/30/30		900	883,255
5.500%	01/27/25		1,860	1,979,439

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Dominican Republic (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25	340	$361,833
6.000%	07/19/28	400	430,121
6.850%	01/27/45	450	473,513
			4,128,161
Ecuador — 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30	297	201,489
0.500%(cc)	07/31/35	1,397	784,687
0.500%(cc)	07/31/40	356	180,441
6.608%(s)	07/31/30	64	29,709
			1,196,326
Egypt — 1.8%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28	880	871,103
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40	290	270,690
7.625%	05/29/32	1,150	1,125,492
8.875%	05/29/50	600	594,991
			2,862,276
El Salvador — 0.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	580	502,337
7.125%	01/20/50	320	250,485
			752,822
Ethiopia — 0.3%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	400	400,015
Ghana — 0.8%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30	900	1,091,867
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27	200	180,526
			1,272,393
Guatemala — 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32	350	402,157
Indonesia — 3.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	04/15/70	200	237,389
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,880	2,369,685
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42	971	1,229,882
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	8,078,000	$583,093
Bonds, Series 072
8.250%	05/15/36	IDR	6,981,000	498,079
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	149,453
				5,067,581
Israel — 1.2%
Israel Government International Bond,
Sr. Unsec’d. Notes
3.875%	07/03/50		560	673,598
4.500%	04/03/2120		900	1,235,475
				1,909,073
Ivory Coast — 0.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.750%	12/31/32		332	308,096
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		490	459,839
				767,935
Jamaica — 1.2%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		1,230	1,400,822
7.875%	07/28/45		350	443,209
				1,844,031
Jordan — 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes
7.375%	10/10/47		200	198,730
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		680	675,680
				874,410
Mexico — 3.8%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	15,970	809,961
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.900%	04/27/25		950	1,038,944
4.600%	01/23/46		3,770	4,046,618
				5,895,523
Nigeria — 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		400	381,402
7.625%	11/21/25		490	510,891

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Nigeria (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47	310	$278,210
			1,170,503
Oman — 1.3%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48	400	332,172
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28	420	386,975
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29(a)	1,480	1,364,315
			2,083,462
Panama — 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	1,110	1,272,401
4.500%	04/01/56	800	1,001,229
			2,273,630
Paraguay — 0.7%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31	700	810,164
5.400%	03/30/50	200	242,961
			1,053,125
Peru — 2.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.392%	01/23/26	480	504,076
2.783%	01/23/31	1,920	2,077,752
5.625%	11/18/50(a)	270	431,291
6.550%	03/14/37	260	392,560
			3,405,679
Philippines — 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes
2.950%	05/05/45	200	211,517
3.700%	03/01/41(a)	340	392,957
3.700%	02/02/42(a)	1,180	1,368,364
			1,972,838
Qatar — 3.8%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25	1,200	1,315,496
4.400%	04/16/50	2,165	2,794,749
4.817%	03/14/49	980	1,320,819
5.103%	04/23/48	330	459,804
			5,890,868
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania — 0.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		320	$328,854
Russia — 4.1%
Russian Federal Bond - OFZ,
Bonds
7.050%	01/19/28	RUB	118,616	1,630,258
Bonds, Series 6209
7.600%	07/20/22	RUB	19,820	268,312
Bonds, Series 6230
7.700%	03/16/39	RUB	100,660	1,474,247
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
5.625%	04/04/42		2,200	2,951,638
				6,324,455
Saudi Arabia — 1.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		1,410	1,724,798
Senegal — 0.9%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24		440	453,016
Unsec’d. Notes, 144A
6.250%	05/23/33		890	878,649
				1,331,665
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.750%	09/30/49		200	170,457
Sri Lanka — 1.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.200%	05/11/27		1,070	727,683
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		510	346,840
6.825%	07/18/26		650	457,367
7.550%	03/28/30		250	170,127
				1,702,017
Turkey — 1.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		2,070	1,866,148
4.875%	04/16/43		200	149,124
5.750%	05/11/47		550	437,109
				2,452,381
Ukraine — 2.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		500	471,506
7.750%	09/01/25		400	400,952

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ukraine (cont’d.)
8.994%	02/01/24		300	$313,811
9.750%	11/01/28		740	801,423
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	460	441,704
7.253%	03/15/33		970	894,821
				3,324,217
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		800	857,701
4.125%	10/11/47		420	530,101
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		400	424,647
3.125%	04/16/30		1,094	1,224,127
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		1,390	1,424,033
				4,460,609
Uruguay — 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		680	809,453
5.100%	06/18/50(a)		769	1,033,086
				1,842,539

Total Sovereign Bonds (cost $78,986,143)				78,515,361

Total Long-Term Investments (cost $145,262,207)				145,821,103

	Shares
Short-Term Investments — 13.8%
Affiliated Mutual Funds — 13.8%
PGIM Core Ultra Short Bond Fund(w)	12,090,551	12,090,551
PGIM Institutional Money Market Fund (cost $9,140,295; includes $9,138,686 of cash collateral for securities on loan)(b)(w)	9,142,124	9,140,295

Total Affiliated Mutual Funds (cost $21,230,846)		21,230,846

InterestRate	MaturityDate	Principal Amount (000)#		Value
Foreign Treasury Obligation(n) — 0.0%
Brazil
Brazil Letras do Tesouro Nacional
6.345%	01/01/24	BRL	75	$11,089
(cost $12,224)

Total Short-Term Investments (cost $21,243,070)				21,241,935

TOTAL INVESTMENTS—108.2% (cost $166,505,277)				167,063,038

Liabilities in excess of other assets(z) — (8.2)%				(12,616,458)

Net Assets — 100.0%				$154,446,580

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
Q	Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,008,354; cash collateral of $9,138,686 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.

A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	10 Year U.S. Treasury Notes	Dec. 2020	$976,719	$2,813
Short Position:
10	20 Year U.S. Treasury Bonds	Dec. 2020	1,762,812	14,072
				$16,885
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/16/20	Citibank, N.A.	EUR	620	$723,426	$727,076	$3,650	$—
Indian Rupee,
Expiring 10/15/20	Barclays Bank PLC	INR	968	12,802	13,148	346	—
Russian Ruble,
Expiring 10/15/20	Bank of America, N.A.	RUB	3,283	44,674	42,199	—	(2,475)
				$780,902	$782,423	3,996	(2,475)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	BRL	3,641	$678,658	$648,059	$30,599	$—
Euro,
Expiring 10/16/20	Citibank, N.A.	EUR	391	442,222	458,702	—	(16,480)
Expiring 10/16/20	Citibank, N.A.	EUR	229	270,101	268,374	1,727	—
Indian Rupee,
Expiring 10/15/20	Barclays Bank PLC	INR	968	12,840	13,148	—	(308)
Indonesian Rupiah,
Expiring 10/15/20	Barclays Bank PLC	IDR	7,546,334	513,112	507,391	5,721	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	IDR	11,981,231	802,763	805,578	—	(2,815)
Mexican Peso,
Expiring 10/15/20	Barclays Bank PLC	MXN	6,283	283,757	283,644	113	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	MXN	9,086	393,146	410,185	—	(17,039)
Russian Ruble,
Expiring 10/15/20	Bank of America, N.A.	RUB	74,331	1,028,977	955,363	73,614	—
Expiring 10/15/20	Bank of America, N.A.	RUB	67,976	883,264	873,686	9,578	—
Expiring 10/15/20	Bank of America, N.A.	RUB	14,644	197,919	188,217	9,702	—
Saudi Arabian Riyal,
Expiring 03/15/21	Bank of America, N.A.	SAR	6,537	1,739,373	1,741,451	—	(2,078)
Expiring 03/15/21	Goldman Sachs Bank USA	SAR	5,191	1,382,865	1,382,933	—	(68)
				$8,628,997	$8,536,731	131,054	(38,788)
						$135,050	$(41,263)
A7

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$26,524	$(19,423)	$(45,947)
State of Qatar	12/20/24	1.000%(Q)	950	27,265	(24,928)	(52,193)
				$53,789	$(44,351)	$(98,140)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8